SEGMENTED INFORMATION - Segmented Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Assets	$ 73,867	$ 58,648
Non-segmented
Disclosure of operating segments [line items]
Assets	110	114
North America | Operating segments
Disclosure of operating segments [line items]
Assets	28,705	28,892
North Sea | Operating segments
Disclosure of operating segments [line items]
Assets	1,854	2,269
Offshore Africa | Operating segments
Disclosure of operating segments [line items]
Assets	1,331	1,580
Other | Operating segments
Disclosure of operating segments [line items]
Assets	29	29
Oil Sands Mining and Upgrading | Operating segments
Disclosure of operating segments [line items]
Assets	40,559	24,852
Midstream | Operating segments
Disclosure of operating segments [line items]
Assets	$ 1,279	$ 912